VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.17

Loan Level Exceptions
Run Date - 7/23/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Final Credit	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
BLSBJJ1KOFQ	XXXX			XXXX		1	1	1	1
HQ25X0LICH5	XXXX			XXXX		3	1	3	1			*** (CURED) Guaranty Doc not in file - EV R COMMENT: The Guaranty is not executed *** (CURED) Original Note not in file - EV R COMMENT: The note is not executed
20MEWTLBUAX	XXXX			XXXX		1	1	1	1
TLUCGJCGS5I	XXXX			XXXX		1	1	1	1
PATT5UVNBL4	XXXX			XXXX		1	1	1	1
XEASAWQF2BL	XXXX			XXXX		1	1	1	1
VZMUGHIQF1E	XXXX			XXXX		2	2	2	2		*** (OPEN) Missing Lease Agreement - EV 2 COMMENT: The file is missing the lease	*** (CURED) Hazard Insurance - EV R COMMENT: The file is missing evidence of the HO6 insurance.
22I2ODRN2UL	XXXX			XXXX		1	1	1	1
2T0SSMSLDFL	XXXX			XXXX		3	1	3	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file is missing evidence of insurance for XXXX
5LDC1RUI535	XXXX			XXXX		1	1	1	1
OHYW5BIITYG	XXXX			XXXX		1	1	1	1
GTAMQK10RF4	XXXX			XXXX		1	1	1	1
XDMRP0SJ3FG	XXXX			XXXX		1	1	1	1
4ATKMUFLBCE	XXXX			XXXX		3	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file is missing evidence of insurance for XXXX *** (CURED) Lease Requirement - EV R COMMENT: The file is missing the lease for XXXX XXXX
2APBQR2A5SU	XXXX			XXXX		1	1	1	1
FRPG5QJ1KO2	XXXX			XXXX		3	1	3	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file is missing evidence of insurance for XXX.
4Q45SWSRTWM	XXXX			XXXX		1	1	1	1
LEBPXHE1KST	XXXX			XXXX		1	1	1	1
YOSLXSXAUIY	XXXX			XXXX		1	1	1	1
OJCXPSFIH5J	XXXX			XXXX		1	1	1	1
JUTNNHCCZ1Y	XXXX			XXXX		1	1	1	1
FCZPWRH5FEB	XXXX			XXXX		1	1	1	1
JR5MMJMHQKN	XXXX			XXXX		1	1	1	1
XNZ2QQ23RFV	XXXX			XXXX		1	1	1	1
0CDE5ALCRTE	XXXX			XXXX		1	1	1	1
XBDPFHYVKVV	XXXX			XXXX		1	1	1	1
Y5FIHWYNP33	XXXX			XXXX		1	1	1	1
SHFSSFN1PHT	XXXX			XXXX		1	1	1	1
1LOSGHPOOUH	XXXX			XXXX		1	1	1	1
HXVUDJMKQ50	XXXX			XXXX		3	1	3	1			*** (CURED) Lease Requirement - EV R COMMENT: The leases reflect the property address as XXXX and XXXX. The subject property address is XXXX and XXXX
SXZXWWXYCBS	XXXX			XXXX		1	1	1	1
CYS1KN1N2XJ	XXXX			XXXX		1	1	1	1
RPNPLSFD3ZM	XXXX			XXXX		1	1	1	1
GSAOW1PL3AA	XXXX			XXXX		1	1	1	1
G0QNWJAF24B	XXXX			XXXX		1	1	1	1
YO4EWPTRWHF	XXXX			XXXX		1	1	1	1
O013ITIHQQL	XXXX			XXXX		1	1	1	1
VMSP1B1KPHE	XXXX			XXXX		1	1	1	1
450SO5HQEAR	XXXX			XXXX		1	1	1	1
2I0DIRLPAF5	XXXX			XXXX		1	1	1	1
YNRC3WKVPPI	XXXX			XXXX		1	1	1	1
M53VP1QJQPM	XXXX			XXXX		1	1	1	1
US2EAJPNAKV	XXXX			XXXX		1	1	1	1
OC3BZK40TKJ	XXXX			XXXX		1	1	1	1
UJLFINHV2C5	XXXX			XXXX		3	1	3	1			*** (CURED) Valuation Report Occupancy discrepancy - EV R COMMENT: The transaction is a refinance and the appraisal reflects the property is vacant.
RALTOIJT5NQ	XXXX			XXXX		1	1	1	1
D4K04OEVJEC	XXXX			XXXX		3	1	3	1			*** (CURED) Guaranty Doc not in file - EV R COMMENT: The guaranty is not executed. *** (CURED) Original Note not in file - EV R COMMENT: The note is not executed.
GXL4P304JWJ	XXXX			XXXX		1	1	1	1
0AXNEUH0CFB	XXXX			XXXX		1	1	1	1
01MODHIKLSJ	XXXX			XXXX		1	1	1	1
IGALKJ5U42U	XXXX			XXXX		1	1	1	1
NWHC4U3BND4	XXXX			XXXX		1	1	1	1
YFEG11WVAQM	XXXX	XXXX	3	1	3	1	*** (CURED) Application not in file - EV R
COMMENT:   The loan file contains the initial (p.XXX) and final loan applications (p.XXX); however, neither are signed.

*** (CURED) Business LOI/LOE not in file - EV R
COMMENT:   The loan file contains the Business Purpose of Loan Certificate (p.X); however, it is not signed.

*** (CURED) Guaranty Doc not in file - EV R
COMMENT:   The loan file contains the Unlimited Guaranty (p.XXXX); however it is not executed.

*** (CURED) Original Note not in file - EV R
												COMMENT: The loan file contains the Note (p.XXX); however, it is not executed.
VV2ZAFJKQJT	XXXX	XXXX	3	1	3	1	*** (CURED) Application not in file - EV R
COMMENT:   The loan file contains the initial application (p.163) and final application (p.XXX); however, neither are signed.

*** (CURED) Business LOI/LOE not in file - EV R
COMMENT:   The loan file contains the Business Purpose of Loan Certification (p.XX); however, it is not signed

*** (CURED) Guaranty Doc not in file - EV R
COMMENT:   The loan file contains the Unlimited Guaranty (p.XX); however, it is not signed.

*** (CURED) Original Note not in file - EV R
												COMMENT: The loan file contains the Note (p.XX); however, it is not signed.
41OLA3JEZRJ	XXXX			XXXX		3	2	3	2		*** (OPEN) Lease Requirement - EV 2 COMMENT: The lease is not executed by the tenant.	*** (CURED) Original Note not in file - EV R COMMENT: The note is not executed.
UDJKGGIPYHV	XXXX			XXXX		1	1	1	1
LMAKMDTPGJW	XXXX			XXXX		1	1	1	1
1345DOIGPOV	XXXX			XXXX		1	1	1	1
IDNSBTSQHF5	XXXX			XXXX		1	1	1	1
ZWAY20FLYTG	XXXX			XXXX		1	1	1	1
WOELYVDL5U5	XXXX	XXXX	3	1	3	1	*** (CURED) Business LOI/LOE not in file - EV R
COMMENT:   The loan file contains the Business Purpose of Loan Certification (p.XX); however, it was not signed.

*** (CURED) Guaranty Doc not in file - EV R
COMMENT:   The file contains the Unlimited Guaranty (p.XX); however, it is not signed.

*** (CURED) Original Note not in file - EV R
												COMMENT: The loan file contains the Note (p.XXX); however, it is not signed.
K0BHYMNC1KZ	XXXX			XXXX		3	1	3	1
HF5ILB3S0SF	XXXX			XXXX		1	1	1	1
0W51NPWLBHS	XXXX			XXXX		1	1	1	1		1
JG2VHYJVNKN	XXXX			XXXX		1	1	1	1
LNGSTTP4LNE	XXXX			XXXX		1	1	1	1
DX5FT42BTL3	XXXX			XXXX		1	1	1	1
AMMWHYXH35G	XXXX			XXXX		1	1	1	1
2OPMY1GMJFU	XXXX			XXXX		1	1	1	1
ZQI5JZIBIAZ	XXXX			XXXX		1	1	1	1
32FQF05EDXX	XXXX			XXXX		1	1	1	1
DN3AE25TAVM	XXXX			XXXX		1	1	1	1
CG2XT2P45JU	XXXX			XXXX		1	1	1	1
UPFO50C0O33	XXXX			XXXX		1	1	1	1
P5NBBDKEXLN	XXXX			XXXX		1	1	1	1
5SO1SBCK0D5	XXXX			XXXX		1	1	1	1
QRVWYWLGAGK	XXXX			XXXX		1	1	1	1
4LHVXC0YMWW	XXXX			XXXX		1	1	1	1
PXUMDL3NOFK	XXXX			XXXX		1	1	1	1
U0HXAZ5HPG2	XXXX			XXXX		1	1	1	1
WFC42UMUZBN	XXXX			XXXX		1	1	1	1
BSZDWJTYAZV	XXXX			XXXX		3	1	3	1			*** (CURED) Guaranty Doc not in file - EV R COMMENT: The guaranty is not executed. *** (CURED) Original Note not in file - EV R COMMENT: The note is not executed
3C0ENCSIIDY	XXXX			XXXX		1	1	1	1
UQWNZC0UHPW	XXXX			XXXX		1	1	1	1
Z3IQQJ1J40O	XXXX			XXXX		1	1	1	1
5XRQ0WHTBIR	XXXX			XXXX		1	1	1	1
3XFYNV2KQSC	XXXX			XXXX		1	1	1	1
P115DGU4GWO	XXXX			XXXX		1	1	1	1
AGAL1KHFZQ4	XXXX			XXXX		1	1	1	1
SNJSZDH0F0I	XXXX			XXXX		1	1	1	1
MNMIUPKETPS	XXXX			XXXX		1	1	1	1
RYVCYWJIZV4	XXXX	XXXX	3	1	3	1	*** (CURED) Business LOI/LOE not in file - EV R
COMMENT:   The loan file contains the Business Purpose of Loan Certification (p.XX); however, it is not signed.

*** (CURED) Guaranty Doc not in file - EV R
COMMENT:   The loan file contains the Unlimited Guaranty (p.XXX); however, it is not signed.

*** (CURED) Original Note not in file - EV R
												COMMENT: The loan file contains the Note (p.XXX); however, it is not signed.
BLWW1WFDJLO	XXXX	XXXX	3	1	3	1	*** (CURED) Individual LOE/LOI not in file - EV R
COMMENT:   The loan file contains the Business Purpose of Loan Certification (p.XX); however, it is not signed.

*** (CURED) NOO Docs not in file (Certification, Indemnity) - EV R
COMMENT:   The loan file contains the Certification of Non-Owner Occupancy and Indemnity (p.XX); however, it was not completed and signed.

*** (CURED) Original Note not in file - EV R
												COMMENT: The loan file contains the Note (p.XXX); however, it was not signed.
DPVOOFOBR1D	XXXX			XXXX		3	1	3	1			*** (CURED) Guaranty Doc not in file - EV R COMMENT: The guaranty is not executed. *** (CURED) Original Note not in file - EV R COMMENT: The note is not executed.
GFQCJ4D5IY5	XXXX			XXXX		3	1	3	1			*** (CURED) Guaranty Doc not in file - EV R COMMENT: The guaranty is not executed *** (CURED) Original Note not in file - EV R COMMENT: The note is not executed
UJUWCUH2UYM	XXXX			XXXX		3	1	3	1			*** (CURED) Valuation Report Occupancy discrepancy - EV R COMMENT: The appraisal reflects the subject property is owner occupied
LV2FUZ2SGLG	XXXX	XXXX	3	1	3	1	*** (CURED) Application not in file - EV R
COMMENT:   The loan application is in the file (p.XXX); however, it is not signed.

*** (CURED) Business LOI/LOE not in file - EV R
COMMENT:   The Business Purpose of Loan Certification is in the file (p.XXX); however, it is not signed.

*** (CURED) Guaranty Doc not in file - EV R
COMMENT:   The Unlimited Guaranty is in the loan file (p.XXX); however, it is not signed.

*** (CURED) Original Note not in file - EV R
												COMMENT: The Note is in the file (p.XXX); however, it is not signed.
K22RPGGS1R1	XXXX			XXXX		1	1	1	1
VEGFHFCDLKW	XXXX			XXXX		1	1	1	1
ZRS3NHALDGM	XXXX			XXXX		1	1	1	1
XZCHRDDZ1TL	XXXX			XXXX		1	1	1	1
ZZO1G5P4EUW	XXXX			XXXX		1	1	1	1
IWGK2O1ZYRN	XXXX			XXXX		1	1	1	1
LRYSSFLK1VE	XXXX			XXXX		1	1	1	1
0S2BG2EH4PV	XXXX			XXXX		1	1	1	1
VD3TQTW21BL	XXXX			XXXX		3	1	3	1			*** (CURED) Guaranty Doc not in file - EV R COMMENT: The guaranty is not executed. *** (CURED) Original Note not in file - EV R COMMENT: The note is not executed.
ON3HE3I1LQL	XXXX			XXXX		1	1	1	1
5FOQIWRINAJ	XXXX	XXXX	3	1	3	1	*** (CURED) Application not in file - EV R
COMMENT:   The loan file contains the final loan application (p.XX); however, it is not signed.

*** (CURED) Business LOI/LOE not in file - EV R
COMMENT:   The loan file contains the Business Purposes of Loan Certification (p.XXX); however, it is not signed.

*** (CURED) Guaranty Doc not in file - EV R
COMMENT:   The loan file contains the Unlimited Guaranty (p.XXX); however, it is not signed

*** (CURED) Original Note not in file - EV R
												COMMENT: The loan file contains the Note (p.XXX); however, it is not signed.
NKLLPMKN03O	XXXX			XXXX		1	1	1	1
04K23QYJJTI	XXXX			XXXX		1	1	1	1
S022MUJQCAG	XXXX			XXXX		1	1	1	1
JOA1EMNLUMT	XXXX			XXXX		1	1	1	1
XLFFB3KU3PQ	XXXX			XXXX		1	1	1	1
BJTSFRMITQJ	XXXX			XXXX		1	1	1	1
MAHV41KJM2J	XXXX			XXXX		1	1	1	1
K15HDRHIQLM	XXXX			XXXX		1	1	1	1
0VTITEQBRY2	XXXX			XXXX		1	1	1	1
ZQGHCDST2AW	XXXX			XXXX		1	1	1	1
SGVLKCJRK2N	XXXX	XXXX	3	1	1	1	*** (CURED) Hazard Insurance - EV R
												COMMENT: The guidelines (pg XX) requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. The evidence of insurance does not include rent loss.
OLXGPOY0W1M	XXXX			XXXX		1	1	1	1
RXVGZHENSST	XXXX			XXXX		1	1	1	1
BFB5Y3UUBQE	XXXX			XXXX		1	1	1	1
QMCHA45EHSC	XXXX			XXXX		1	1	1	1
G3DHLAIDPD0	XXXX			XXXX		1	1	1	1
UJHO1NXZDN4	XXXX			XXXX		1	1	1	1
CFYFO1O0YEL	XXXX	XXXX	3	3	3	3	*** (OPEN) Occupancy Red Flag / Other Identified - EV 3
										COMMENT: The borrowers drivers license issued XX/XX/XXXX (p.XXX) states the borrower resides at the subject property and the loan file does not contain clarification of why. The subject rental lease (p.XXX) shows the lease term began XX/XX/XXXX, which is the same date the drivers license was issued.
OEA3A3LA01G	XXXX			XXXX		1	1	1	1
AWOYSYXODPC	XXXX			XXXX		1	1	1	1
1PGKMGHHQTA	XXXX			XXXX		1	1	1	1
CEQKP4BOBSI	XXXX			XXXX		1	1	1	1